UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07458

Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

One Station Place, 5th Floor

Stamford, CT 06902

(Address of principal executive offices) (Zip code)

Patricia A. Rogers

Tweedy, Browne Company LLC

One Station Place, 5th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 203-703-0600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—78.6%

	Brazil—2.0%
25,020,076	Banco Santander (Brasil) SA, ADR	$173,138,926

	Canada—0.8%
138,200	Cenovus Energy, Inc.	4,487,948
1,500,000	National Bank of Canada	63,737,502

		68,225,450

	Chile—0.6%
3,729,735	Antofagasta PLC	48,658,418

	Czech Republic—0.0%(a)
2,800	Philip Morris CR a.s.	1,455,937

	Finland—0.5%
969,520	Kone Oyj, Class B	40,459,719

	France—10.3%
7,719,256	CNP Assurances	160,223,337
2,554,929	Safran SA	167,260,782
3,023,000	SCOR SE	103,970,207
712,949	Teleperformance SA	43,686,892
4,520,000	Total SA	326,632,164
1,855,500	Vallourec SA	83,085,692

		884,859,074

	Germany—7.8%
3,726,000	Axel Springer SE	229,310,359
1,936,000	Henkel AG & Company, KGaA	194,824,612
652,000	Krones AG	64,621,539
42,354	KSB AG	30,618,188
699,000	Muenchener Rueckversicherungs AG	154,944,139

		674,318,837

	Hong Kong—0.5%
5,678,136	Great Eagle Holdings Ltd.	20,770,051
434,500	Jardine Strategic Holdings Ltd.	15,524,685
59,000	Miramar Hotel & Investment	72,700
	Undisclosed Securities(b)	2,636,130

		39,003,566

	Italy—0.5%
144,268	Buzzi Unicem SpA	2,427,577
4,795,392	SOL SpA(c)	42,676,481

		45,104,058

	Japan—1.9%
1,263,000	Fujitec Company Ltd.	13,364,947
36,400	Fukuda Denshi Company Ltd.	2,119,935
1,577,500	Honda Motor Company Ltd.	55,077,415
421,900	Kuroda Electric Company Ltd.	6,505,185
73,800	Lintec Corporation	1,483,212
69,100	Mandom Corporation	2,458,966
216,700	Medikit Company Ltd.	6,385,169
61,600	Mitsubishi Tanabe Pharma Corporation	922,434
1,465,100	NGK Spark Plug Company Ltd.	41,333,160

Shares		Value (Note 1)

	Japan (continued)
162,780	Nippon Kanzai Company Ltd.	$4,033,145
3,700	Sangetsu Company Ltd.	100,257
100,400	SEC Carbon Ltd.	300,293
400,000	Shinko Shoji Company Ltd.	3,616,801
371,900	T. Hasegawa Company Ltd.	5,961,854
978,400	Takata Corporation	21,015,729

		164,678,502

	Mexico—0.7%
520,112	Coca-Cola Femsa SA de CV, Sponsored ADR(d)	59,095,126

	Netherlands—9.0%
2,136,174	Akzo Nobel NV	160,129,695
3,160,000	Heineken Holding NV	207,737,616
6,123,279	Royal Dutch Shell PLC, Class A	253,522,770
500,000	Telegraaf Media Groep NV, CVA	4,620,882
9,990,391	TNT Express NV	90,413,873
1,378,910	Unilever NV, CVA	60,328,964

		776,753,800

	Norway—0.8%
24,550	Ekornes ASA	327,064
1,277,000	Schibsted ASA	66,489,823

		66,816,887

	Singapore—2.6%
10,912,813	DBS Group Holdings Ltd.	146,624,648
4,428,800	United Overseas Bank Ltd.	80,003,671

		226,628,319

	South Korea—0.3%
150,900	Daegu Department Store Company Ltd.	3,042,459
136,558	Samchully Company Ltd.	20,784,673
9,442	Samyang Genex Company Ltd.	1,082,499
4,489	Samyang Holdings Corporation	303,023

		25,212,654

	Spain—1.0%
7,400,000	Mediaset España Comunicacion SA(e)	86,301,925

	Sweden—0.0%(a)
63,360	Cloetta AB, B Shares(e)	216,086

	Switzerland—14.3%
2,272,160	ABB Ltd.	52,320,148
388,000	CIE Financiere Richemont AG	40,711,998
218,165	Coltene Holding AG(c)	14,145,791
130,000	Daetwyler Holding AG, Bearer	19,760,938
10,000	Loeb Holding AG	1,962,111
2,781,120	Nestle SA, Registered	215,452,124
80	Neue Zuercher Zeitung(e)	551,195
3,002,000	Novartis AG, Registered	271,831,980
53,473	Phoenix Mecano AG(c)	33,043,757
984,000	Roche Holding AG	293,491,204
248,117	Siegfried Holding AG(c)	45,325,839
432,618	Tamedia AG	56,589,635

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

Shares		Value (Note 1)

	Switzerland (continued)
608,700	Zurich Insurance Group AG	$183,474,865

		1,228,661,585

	Thailand—1.0%
14,267,700	Bangkok Bank Public Company Ltd., NVDR	84,845,666

	United Kingdom—14.0%
900,000	AGA Rangemaster Group PLC(e)	2,373,685
1,782,000	BBA Aviation PLC	9,415,029
1,325,000	British American Tobacco PLC	78,795,412
4,274,000	Daily Mail & General Trust PLC, Class A	60,801,363
5,693,992	Diageo PLC, Sponsored ADR	181,670,313
34,963,150	G4S PLC	152,562,113
2,049,457	GlaxoSmithKline PLC	54,806,369
2,907,308	Hays PLC	7,262,677
1,397,625	Headlam Group PLC	9,959,138
10,030,053	HSBC Holdings PLC	101,681,080
1,111,325	Imperial Tobacco Group PLC	49,974,943
370,900	Pearson PLC	7,318,433
3,346,355	Provident Financial PLC	130,684,351
10,480,635	Standard Chartered PLC	213,967,295
4,891,800	TT Electronics PLC	17,313,884
2,725,044	Unilever PLC	123,520,409

		1,202,106,494

	United States—10.0%
75,700	American National Insurance Company	8,644,940
1,094,821	Baxter International, Inc.	79,155,558
436	Berkshire Hathaway Inc., Class A(e)	82,796,618
301	Berkshire Hathaway Inc., Class B(e)	38,095
1,388,300	Cisco Systems, Inc.	34,499,255
587,000	ConocoPhillips	50,323,510
1,258,435	Devon Energy Corporation	99,919,739
76,000	Google Inc., Class A(e)	44,434,920
76,000	Google Inc., Class C(e)	43,721,280
1,852,170	Halliburton Company	131,522,592
865,835	Johnson & Johnson	90,583,658
1,373,501	Joy Global, Inc.	84,580,192
132,900	National Oilwell Varco, Inc.	10,944,315
33,225	NOW Inc.(e)	1,203,077
918,700	Philip Morris International, Inc.	77,455,597
293,500	Phillips 66	23,606,205

		863,429,551

	TOTAL COMMON STOCKS (Cost $3,834,677,713)	6,759,970,580

Shares		Value (Note 1)

	PREFERRED STOCKS—0.2%

	Chile—0.0%(a)
	Undisclosed Security(b)	$4,885,614

	Croatia—0.1%
166,388	Adris Grupa d.d.	8,328,269

	Germany—0.1%
314,700	Villeroy & Boch AG	6,247,638

	TOTAL PREFERRED STOCKS (Cost $16,867,940)	19,461,521

	REGISTERED INVESTMENT COMPANY—20.4%
1,753,235,210	Dreyfus Government Prime Cash Management (Cost $1,753,235,210)	1,753,235,210

Face Value

	U.S. Treasury Bill—1.5%
$125,000,000	0.040%(f) due 10/30/14(d) (Cost $124,983,404)	124,984,250

TOTAL INVESTMENTS (Cost $5,729,764,267)	100.7%	8,657,651,561
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.6)	(52,995,230)
OTHER ASSETS AND LIABILITIES (Net)	(0.1)	(3,363,264)

NET ASSETS	100.0%	$8,601,293,067

(a)		Amount represents less than 0.1% of net assets.
(b)		Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(c)		“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)		This security has been segregated to cover certain open forward contracts. At June 30, 2014, liquid assets totaling $184,079,376 have been segregated to cover such open forward contracts.
(e)		Non-income producing security.
(f)		Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

June 30, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

Common Stocks:
Energy	10.5%
Banks	10.0
Pharmaceuticals, Biotechnology & Life Sciences	8.8
Insurance	8.1
Capital Goods	6.7
Media	6.0
Beverage	5.2
Food	4.7
Materials	3.0
Tobacco	2.4
Commercial Services & Supplies	2.4
Household & Personal Products	2.3
Diversified Financials	1.5
Automobiles & Components	1.4
Health Care Equipment & Services	1.2
Transportation	1.2
Technology Hardware & Equipment	1.0
Software & Services	1.0
Consumer Durables & Apparel	0.5
Real Estate	0.3
Utilities	0.2
Retailing	0.2
Consumer Services	0.0 (a)

Total Common Stocks	78.6
Preferred Stocks	0.2
Registered Investment Company	20.4
U.S. Treasury Bill	1.5
Unrealized Depreciation on Forward Contracts (Net)	(0.6)
Other Assets and Liabilities (Net)	(0.1)

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

June 30, 2014 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/14 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
20,000,000	Canadian Dollar	JPM	7/2/14	$18,708,164	$18,775,672	$67,508
25,000,000	European Union Euro	NTC	7/2/14	34,067,500	34,229,039	161,539
30,000,000	Singapore Dollar .	BNY	7/2/14	24,013,448	24,064,497	51,049

TOTAL				$76,789,112	$77,069,208	$280,096

FORWARD EXCHANGE CONTRACTS TO SELL(a)
60,000,000	Brazilian Real	SSB	12/2/14	$(23,506,366)	$(26,062,254)	$(2,555,888)
70,000,000	Brazilian Real	BNY	1/5/15	(26,954,178)	(30,133,903)	(3,179,725)
37,000,000	Brazilian Real	SSB	5/5/15	(14,949,495)	(15,452,098)	(502,603)
35,000,000	Brazilian Real	SSB	6/2/15	(14,300,307)	(14,515,668)	(215,361)
20,000,000	Canadian Dollar	JPM	7/2/14	(18,816,268)	(18,775,672)	40,596
8,000,000	Canadian Dollar	NTC	8/18/14	(7,691,161)	(7,501,239)	189,922
8,000,000	Canadian Dollar	SSB	1/26/15	(7,262,955)	(7,470,875)	(207,920)
30,000,000	Canadian Dollar	JPM	6/4/15	(27,361,652)	(27,926,629)	(564,977)
20,000,000	Canadian Dollar	JPM	7/6/15	(18,537,811)	(18,604,876)	(67,065)
25,000,000	European Union Euro	NTC	7/2/14	(32,818,749)	(34,229,039)	(1,410,290)
90,000,000	European Union Euro	JPM	8/6/14	(119,456,996)	(123,241,903)	(3,784,907)
40,000,000	European Union Euro	BNY	8/13/14	(53,115,997)	(54,775,597)	(1,659,600)
70,000,000	European Union Euro	SSB	10/2/14	(94,723,303)	(95,875,570)	(1,152,267)
85,000,000	European Union Euro	SSB	10/14/14	(115,668,007)	(116,426,075)	(758,068)
130,000,000	European Union Euro	SSB	10/27/14	(178,141,588)	(178,072,922)	68,666
90,000,000	European Union Euro	SSB	10/30/14	(124,031,247)	(123,282,774)	748,473
100,000,000	European Union Euro	NTC	10/31/14	(137,965,002)	(136,981,422)	983,580
75,000,000	European Union Euro	NTC	11/6/14	(103,599,374)	(102,738,600)	860,774

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/14 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
50,000,000	European Union Euro	SSB	11/7/14	$(68,875,001)	$(68,492,681)	$382,320
80,000,000	European Union Euro	NTC	12/4/14	(108,629,205)	(109,600,662)	(971,457)
100,000,000	European Union Euro	BNY	1/26/15	(135,868,993)	(137,040,930)	(1,171,937)
100,000,000	European Union Euro	JPM	2/6/15	(135,627,996)	(137,050,640)	(1,422,644)
65,000,000	European Union Euro	JPM	2/24/15	(88,868,326)	(89,093,246)	(224,920)
70,000,000	European Union Euro	NTC	2/27/15	(96,173,702)	(95,948,427)	225,275
90,000,000	European Union Euro	BNY	4/13/15	(123,286,050)	(123,398,324)	(112,274)
20,000,000	European Union Euro	NTC	4/20/15	(27,789,001)	(27,423,113)	365,888
60,000,000	European Union Euro	NTC	6/17/15	(81,339,900)	(82,300,756)	(960,856)
35,000,000	European Union Euro	NTC	7/6/15	(47,782,000)	(48,022,462)	(240,462)
25,000,000	Great Britain Pound Sterling	SSB	8/18/14	(38,716,998)	(42,729,075)	(4,012,077)
30,000,000	Great Britain Pound Sterling	NTC	10/27/14	(48,424,500)	(51,238,629)	(2,814,129)
30,000,000	Great Britain Pound Sterling	JPM	10/31/14	(48,357,300)	(51,236,205)	(2,878,905)
30,000,000	Great Britain Pound Sterling	SSB	12/4/14	(48,665,400)	(51,215,559)	(2,550,159)
25,000,000	Great Britain Pound Sterling	BNY	12/15/14	(40,677,000)	(42,674,023)	(1,997,023)
40,000,000	Great Britain Pound Sterling	NTC	2/24/15	(66,264,000)	(68,193,184)	(1,929,184)
35,000,000	Great Britain Pound Sterling	JPM	2/27/15	(58,160,375)	(59,665,676)	(1,505,301)
45,000,000	Great Britain Pound Sterling	SSB	3/16/15	(74,970,896)	(76,688,532)	(1,717,636)
45,000,000	Great Britain Pound Sterling	NTC	4/13/15	(74,326,500)	(76,648,059)	(2,321,559)
45,000,000	Great Britain Pound Sterling	NTC	4/20/15	(75,044,250)	(76,637,916)	(1,593,666)
50,000,000	Great Britain Pound Sterling	BNY	5/11/15	(84,103,500)	(85,119,430)	(1,015,930)
40,000,000	Great Britain Pound Sterling	BNY	6/17/15	(66,704,400)	(68,047,888)	(1,343,488)
1,850,000,000	Japanese Yen	JPM	8/19/14	(20,030,750)	(18,268,640)	1,762,110
1,455,000,000	Japanese Yen	SSB	11/4/14	(14,959,132)	(14,377,094)	582,038
6,000,000,000	Japanese Yen	JPM	2/27/15	(61,811,064)	(59,357,757)	2,453,307
2,500,000,000	Japanese Yen	BNY	3/12/15	(25,137,755)	(24,735,973)	401,782
420,000,000	Mexican Peso	NTC	11/10/14	(31,159,119)	(32,080,645)	(921,526)
314,000,000	Mexican Peso	BNY	2/27/15	(22,896,310)	(23,808,430)	(912,120)
90,000,000	Norwegian Krone	NTC	10/14/14	(14,869,889)	(14,607,141)	262,748
80,000,000	Norwegian Krone	BNY	11/7/14	(13,421,783)	(12,972,882)	448,901
85,000,000	Norwegian Krone	JPM	12/29/14	(13,609,799)	(13,758,004)	(148,205)
155,000,000	Norwegian Krone	SSB	2/27/15	(25,213,501)	(25,041,724)	171,777
30,000,000	Singapore Dollar .	BNY	7/2/14	(23,437,500)	(24,064,497)	(626,997)
15,000,000	Singapore Dollar .	SSB	8/6/14	(11,835,720)	(12,032,328)	(196,608)
30,000,000	Singapore Dollar .	SSB	12/15/14	(23,928,215)	(24,067,744)	(139,529)
35,000,000	Singapore Dollar .	JPM	2/24/15	(27,648,313)	(28,083,642)	(435,329)
30,000,000	Singapore Dollar .	JPM	4/20/15	(24,032,685)	(24,074,987)	(42,302)
40,000,000	Singapore Dollar .	JPM	5/11/15	(31,933,578)	(32,101,659)	(168,081)
43,000,000	Singapore Dollar .	JPM	6/2/15	(34,331,337)	(34,511,173)	(179,836)
30,000,000	Singapore Dollar .	BNY	7/6/15	(24,023,062)	(24,080,191)	(57,129)
22,000,000,000	South Korean Won .	JPM	10/14/14	(20,140,987)	(21,648,548)	(1,507,561)
45,000,000	Swiss Franc .	BNY	8/6/14	(48,515,951)	(50,761,444)	(2,245,493)
20,000,000	Swiss Franc .	JPM	8/18/14	(21,786,967)	(22,562,841)	(775,874)
70,000,000	Swiss Franc .	BNY	10/27/14	(77,872,956)	(79,022,942)	(1,149,986)
100,000,000	Swiss Franc .	JPM	10/30/14	(112,104,481)	(112,893,626)	(789,145)
100,000,000	Swiss Franc .	BNY	10/31/14	(112,563,176)	(112,894,862)	(331,686)
70,000,000	Swiss Franc .	SSB	11/6/14	(78,500,858)	(79,031,597)	(530,739)
60,000,000	Swiss Franc .	JPM	11/7/14	(67,103,961)	(67,742,110)	(638,149)
35,000,000	Swiss Franc .	BNY	12/4/14	(38,695,626)	(39,527,951)	(832,325)
75,000,000	Swiss Franc .	NTC	1/26/15	(82,982,961)	(84,757,543)	(1,774,582)
45,000,000	Swiss Franc .	BNY	2/24/15	(50,495,416)	(50,873,866)	(378,450)
80,000,000	Swiss Franc .	NTC	2/27/15	(90,331,687)	(90,445,987)	(114,300)
53,000,000	Swiss Franc .	NTC	6/2/15	(59,440,363)	(59,996,124)	(555,761)
375,000,000	Thailand Baht.	BNY	8/18/14	(11,781,338)	(11,527,513)	253,825
500,000,000	Thailand Baht.	SSB	2/6/15	(14,581,511)	(15,258,595)	(677,084)
420,000,000	Thailand Baht.	JPM	5/5/15	(12,752,391)	(12,770,445)	(18,054)
850,000,000	Thailand Baht.	BNY	5/26/15	(25,563,910)	(25,822,459)	(258,549)
500,000,000	Thailand Baht.	JPM	6/4/15	(14,954,389)	(15,184,019)	(229,630)

TOTAL				$(4,142,004,190)	$(4,195,279,516)	$(53,275,326)

Unrealized Depreciation on Forward Contracts (Net)						$(52,995,230)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2014 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—72.8%

	Australia—0.3%
536,701	Metcash Ltd.	$1,337,332

	Brazil—2.1%
1,537,900	Banco Santander (Brasil) SA, ADR	10,642,268

	Canada—1.6%
250,000	Cenovus Energy, Inc.	8,118,575
	Undisclosed Security(a)(b)	368,061

		8,486,636

	Chile—0.9%
372,300	Antofagasta PLC	4,857,055

	Finland—0.2%
28,894	Kone Oyj, Class B	1,205,796

	France—9.9%
194,310	CNP Assurances	4,033,160
155,900	Safran SA	10,206,137
281,480	SCOR SE	9,680,957
116,167	Teleperformance SA	7,118,286
215,300	Total SA	15,558,386
105,679	Vallourec SA	4,732,101

		51,329,027

	Germany—5.7%
158,568	Axel Springer SE	9,758,799
57,210	Henkel AG & Company, KGaA	5,757,188
26,726	Krones AG	2,648,888
29,038	Muenchener Rueckversicherungs AG	6,436,721
36,984	Siemens AG	4,883,905

		29,485,501

	Hong Kong—0.6%
316,349	Great Eagle Holdings Ltd.	1,157,173
20,587	Jardine Strategic Holdings Ltd.	735,574
109,796	Miramar Hotel & Investment	135,291
894,000	Oriental Watch Holdings	209,936
	Undisclosed Securities(b)	1,013,780

		3,251,754

	Italy—1.8%
113,408	Buzzi Unicem SpA	1,908,300
50,853	Davide Campari-Milano SpA	440,033
240,000	Eni SpA	6,565,350
66,455	SOL SpA	591,415

		9,505,098

	Japan—2.1%
51,200	Honda Motor Company Ltd.	1,787,616
61,700	Lintec Corporation	1,240,030
21,700	Mandom Corporation	772,208
111,400	Mitsubishi Tanabe Pharma Corporation	1,668,168
14,500	Nagase & Company Ltd.	187,503
83,600	NGK Spark Plug Company Ltd.	2,358,509
20,200	Nihon Kagaku Sangyo Company Ltd.	135,192
9,900	Nippon Kanzai Company Ltd.	245,289
23,900	SEC Carbon Ltd.	71,484
40,100	Shinko Shoji Company Ltd.	362,584
9,400	T. Hasegawa Company Ltd.	150,690
79,100	Takata Corporation	1,699,043

		10,678,316

Shares		Value (Note 1)

	Netherlands—7.7%
82,570	Akzo Nobel NV	$6,189,528
58,943	Heineken Holding NV	3,874,898
57,932	Heineken NV	4,158,623
295,279	Royal Dutch Shell PLC, Class A	12,225,480
680,300	TNT Express NV	6,156,772
161,712	Unilever NV, CVA	7,075,094

		39,680,395

	New Zealand—0.2%
328,666	Nuplex Industries Ltd.	886,311

	Norway—0.4%
42,980	Schibsted ASA	2,237,849

	Singapore—2.9%
604,500	DBS Group Holdings Ltd.	8,122,067
950,893	Metro Holdings Ltd.	766,572
329,389	United Overseas Bank Ltd.	5,950,219

		14,838,858

	South Korea—0.8%
22,040	Daegu Department Store Company Ltd.	444,372
13,800	Samchully Company Ltd.	2,100,415
11,744	Samyang Genex Company Ltd.	1,346,416
5,585	Samyang Holdings Corporation	377,007

		4,268,210

	Spain—0.8%
329,100	Mediaset España Comunicacion SA(a)	3,838,103

	Switzerland—11.2%
157,355	ABB Ltd.	3,623,353
17,047	Coltene Holding AG	1,105,325
142,100	Nestle SA, Registered	11,008,424
129,444	Novartis AG, Registered	11,721,192
4,180	Phoenix Mecano AG	2,583,040
56,300	Roche Holding AG	16,792,231
18,059	Schindler Holding AG	2,722,698
2,135	Siegfried Holding AG	390,020
665	Tamedia AG	86,987
26,799	Zurich Insurance Group AG	8,077,777

		58,111,047

	Thailand—1.4%
1,220,100	Bangkok Bank Public Company Ltd., NVDR	7,255,563

	United Kingdom—14.5%
547,600	BAE Systems PLC	4,053,279
30,700	British American Tobacco PLC	1,825,675
238,503	Daily Mail & General Trust PLC, Class A	3,392,912
262,052	Diageo PLC, Sponsored ADR	8,360,930
2,821,436	G4S PLC	12,311,369
254,243	GlaxoSmithKline PLC	6,798,940
1,149,856	Hays PLC	2,872,428
213,814	Headlam Group PLC	1,523,587
731,053	HSBC Holdings PLC	7,411,153
116,639	Imperial Tobacco Group PLC	5,245,115
167,000	Pearson PLC	3,295,169
71,595	Provident Financial PLC	2,795,981
613,630	Standard Chartered PLC	12,527,557
381,943	Tesco PLC	1,856,001
144,469	TT Electronics PLC	511,329

		74,781,425

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

June 30, 2014 (Unaudited)

Shares		Value (Note 1)

	United States—7.7%
11,431	Baxter International, Inc.	$826,461
29,399	ConocoPhillips	2,520,376
70,900	Halliburton Company	5,034,609
106,257	Johnson & Johnson	11,116,607
122,787	Joy Global, Inc.	7,561,224
55,980	MasterCard, Inc., Class A	4,112,851
54,644	National Oilwell Varco, Inc.	4,499,934
13,661	NOW Inc.(a)	494,665
31,061	Philip Morris International, Inc.	2,618,753
14,700	Phillips 66	1,182,321

		39,967,801

	TOTAL COMMON STOCKS (Cost $287,754,213)	376,644,345

	PREFERRED STOCKS—0.5%

	Chile—0.4%
	Undisclosed Security(b)	2,328,482

	Germany—0.1%
648	KSB AG	467,559

	TOTAL PREFERRED STOCKS (Cost $2,553,435)	2,796,041

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—25.5%
131,850,695	Dreyfus Government Prime Cash Management (Cost $131,850,695)	$131,850,695

TOTAL INVESTMENTS (Cost $422,158,343)	98.8%	511,291,081
OTHER ASSETS AND LIABILITIES (Net)	1.2	6,052,851

NET ASSETS	100.0%	$517,343,932

(a)		Non-income producing security.
(b)		Represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

Sector Diversification

June 30, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	10.8%
Banks	10.0
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Capital Goods	8.3
Insurance	5.5
Media	4.4
Commercial Services & Supplies	4.4
Food	3.8
Beverage	3.2
Materials	3.1
Tobacco	1.9
Household & Personal Products	1.3
Transportation	1.2
Automobiles & Components	1.1
Software & Services	0.8
Retailing	0.7
Technology Hardware & Equipment	0.7
Food & Staples Retailing	0.6
Diversified Financials	0.5
Utilities	0.4
Health Care Equipment & Services	0.4
Real Estate	0.3
Consumer Services	0.0 (a)

Total Common Stocks	72.8
Preferred Stocks	0.5
Registered Investment Company	25.5
Other Assets and Liabilities (Net)	1.2

Net Assets	100.0%

(a) Amount represents less than 0.1% of net assets

Portfolio Composition

June 30, 2014 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—88.6%

	Brazil—1.9%
1,859,124	Banco Santander (Brasil) SA, ADR	$12,865,138

	France—5.5%
360,300	CNP Assurances	7,478,502
405,215	Total SA	29,282,357

		36,760,859

	Germany—5.3%
164,718	Axel Springer SE	10,137,290
132,780	Henkel AG & Company, KGaA	13,361,990
53,330	Muenchener Rueckversicherungs AG	11,821,418

		35,320,698

	Japan—0.5%
87,000	Honda Motor Company Ltd.	3,037,550

	Netherlands—8.8%
73,995	Akzo Nobel NV	5,546,738
297,000	Heineken Holding NV	19,524,706
618,538	Royal Dutch Shell PLC, Class A	25,609,395
183,946	Unilever NV, ADR	8,049,477

		58,730,316

	Singapore—1.5%
539,000	United Overseas Bank Ltd.	9,736,718

	Spain—0.8%
460,000	Mediaset España Comunicacion SA(a)	5,364,714

	Switzerland—12.8%
238,000	Nestle SA, Registered, Sponsored ADR	18,485,460
304,545	Novartis AG, Registered	27,576,639
92,700	Roche Holding AG	27,649,019
38,415	Zurich Insurance Group AG	11,579,081

		85,290,199

	United Kingdom—9.2%
138,000	British American Tobacco PLC	8,206,616
143,583	Diageo PLC, Sponsored ADR	18,273,808
869,838	HSBC Holdings PLC	8,818,106
815,860	Standard Chartered PLC	16,656,181
205,000	Unilever PLC, Sponsored ADR	9,288,550

		61,243,261

	United States—42.3%
94,535	3M Company	13,541,193
75,523	American National Insurance Company	8,624,727
393,000	Bank of New York Mellon Corporation/The	14,729,640
176,890	Baxter International, Inc.	12,789,147
80	Berkshire Hathaway Inc., Class A(a)	15,192,040
30,626	Berkshire Hathaway Inc., Class B(a)	3,876,027

Shares		Value (Note 1)

	United States (continued)
627,475	Cisco Systems, Inc.	$15,592,754
230,068	Comcast Corporation, Special Class A	12,269,526
211,695	ConocoPhillips	18,148,612
286,520	Devon Energy Corporation	22,749,688
129,850	Emerson Electric Company	8,616,846
6,150	Google Inc., Class A(a)	3,595,721
6,150	Google Inc., Class C(a)	3,537,972
307,865	Halliburton Company	21,861,494
246,189	Johnson & Johnson	25,756,293
132,000	Joy Global, Inc.	8,128,560
213,680	Leucadia National Corporation	5,602,690
161,925	MasterCard, Inc., Class A	11,896,630
36,818	National Western Life Insurance Company, Class A	9,182,777
94,800	Philip Morris International, Inc.	7,992,588
55,857	UniFirst Corporation	5,920,842
127,720	Wal-Mart Stores, Inc.	9,587,940
437,085	Wells Fargo & Company	22,973,188

		282,166,895

	TOTAL COMMON STOCKS (Cost $311,447,450)	590,516,348

	REGISTERED INVESTMENT COMPANY—10.0%
66,536,904	Dreyfus Government Prime Cash Management (Cost $66,536,904)	66,536,904

Face Value

	U.S. TREASURY BILL—2.1%
$14,000,000	0.061%(b) due 12/11/14(c) (Cost $13,996,165)	13,996,836

TOTAL INVESTMENTS (Cost $391,980,519)	100.7%	671,050,088
UNREALIZED DEPRECIATION ON FORWARD CONTRACTS (Net)	(0.3)	(2,197,145)
OTHER ASSETS AND LIABILITIES (Net)	(0.4)	(2,308,648)

NET ASSETS	100.0%	$666,544,295

(a)		Non-income producing security.
(b)		Rate represents annualized yield at date of purchase.
(c)		This security has been segregated to cover certain open forward contracts. At June 30, 2014, liquid assets totaling $13,996,836 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

June 30, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	17.7%
Pharmaceuticals, Biotechnology & Life Sciences	12.1
Banks	10.7
Insurance	10.2
Beverage	5.7
Food	5.4
Capital Goods	4.5
Media	4.2
Diversified Financials	3.1
Software & Services	2.9
Tobacco	2.4
Technology Hardware & Equipment	2.3
Household & Personal Products	2.0
Health Care Equipment & Services	1.9
Food & Staples Retailing	1.4
Commercial Services & Supplies	0.9
Materials	0.8
Automobiles & Components	0.4

Total Common Stocks	88.6
Registered Investment Company	10.0
U.S. Treasury Bill	2.1
Unrealized Depreciation on Forward Contracts (Net)	(0.3)
Other Assets and Liabilities (Net)	(0.4)

Net Assets	100.0%

Portfolio Composition

June 30, 2014 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2014 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/14 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY (a)
160,000,000	Japanese Yen	JPM	7/16/14	$1,558,966	$1,579,599	$20,633
130,000,000	Japanese Yen	JPM	8/19/14	1,282,857	1,283,742	885

TOTAL				$2,841,823	$2,863,341	$21,518

FORWARD EXCHANGE CONTRACTS TO SELL (a)
12,500,000	Brazilian Real	SSB	12/2/14	$(4,897,160)	$(5,429,636)	$(532,476)
4,000,000	European Union Euro	NTC	9/22/14	(5,312,000)	(5,478,380)	(166,380)
3,000,000	European Union Euro	SSB	10/27/14	(4,110,960)	(4,109,375)	1,585
7,000,000	European Union Euro	SSB	11/7/14	(9,642,500)	(9,588,975)	53,525
5,000,000	European Union Euro	NTC	12/4/14	(6,789,325)	(6,850,041)	(60,716)
8,500,000	European Union Euro	BNY	12/15/14	(11,620,690)	(11,645,632)	(24,942)
23,000,000	European Union Euro	NTC	2/27/15	(31,599,931)	(31,525,912)	74,019
12,000,000	European Union Euro	BNY	4/13/15	(16,438,140)	(16,453,110)	(14,970)
2,500,000	Great Britain Pound Sterling	NTC	9/22/14	(3,921,250)	(4,271,582)	(350,332)
4,000,000	Great Britain Pound Sterling	NTC	10/27/14	(6,456,600)	(6,831,817)	(375,217)
1,500,000	Great Britain Pound Sterling	SSB	12/4/14	(2,433,270)	(2,560,778)	(127,508)
3,000,000	Great Britain Pound Sterling	BNY	12/15/14	(4,881,240)	(5,120,883)	(239,643)
4,000,000	Great Britain Pound Sterling	BNY	5/11/15	(6,728,280)	(6,809,554)	(81,274)
160,000,000	Japanese Yen	JPM	7/16/14	(1,806,766)	(1,579,599)	227,167
260,000,000	Japanese Yen	JPM	8/19/14	(2,815,132)	(2,567,484)	247,648
3,500,000	Singapore Dollar	JPM	10/27/14	(2,830,112)	(2,807,719)	22,393
7,000,000	Singapore Dollar	SSB	12/15/14	(5,583,250)	(5,615,807)	(32,557)
5,000,000	Swiss Franc	NTC	9/22/14	(5,370,973)	(5,642,400)	(271,427)
13,000,000	Swiss Franc	BNY	10/27/14	(14,462,120)	(14,675,689)	(213,569)
8,000,000	Swiss Franc	JPM	11/7/14	(8,947,195)	(9,032,282)	(85,087)
10,000,000	Swiss Franc	BNY	12/4/14	(11,055,893)	(11,293,700)	(237,807)
7,000,000	Swiss Franc	NTC	2/27/15	(7,904,023)	(7,914,024)	(10,001)
3,500,000	Swiss Franc	BNY	4/13/15	(3,938,270)	(3,959,364)	(21,094)

TOTAL				$(179,545,080)	$(181,763,743)	$(2,218,663)

Unrealized Depreciation on Forward Contracts (Net).						$(2,197,145)

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BNY	—	The Bank of New York Mellon
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

June 30, 2014 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—88.5%

	Brazil—1.8%
1,992,600	Banco Santander (Brasil) SA, ADR	$13,788,792

	Canada—0.8%
187,800	Cenovus Energy, Inc.	6,098,674

	France—8.3%
458,685	CNP Assurances	9,520,612
562,000	SCOR SE	19,328,897
493,975	Total SA	35,696,487

		64,545,996

	Germany—9.4%
450,500	Axel Springer SE	27,725,260
107,000	Muenchener Rueckversicherungs AG	23,718,201
160,500	Siemens AG	21,194,755

		72,638,216

	Italy—1.6%
457,200	Eni SpA	12,506,991

	Japan—0.4%
183,000	Mitsubishi Tanabe Pharma Corporation	2,740,348

	Netherlands—8.6%
152,000	Akzo Nobel NV	11,394,069
774,287	Royal Dutch Shell PLC, Class A	32,057,871
533,219	Unilever NV, CVA	23,328,970

		66,780,910

	Singapore—4.0%
887,404	DBS Group Holdings Ltd.	11,923,168
1,037,000	United Overseas Bank Ltd.	18,732,796

		30,655,964

	Switzerland—16.4%
755,525	ABB Ltd.	17,397,182
246,000	Nestle SA, Registered	19,057,510
389,200	Novartis AG, Registered	35,242,174
107,000	Roche Holding AG	31,914,186
76,260	Zurich Insurance Group AG	22,986,353

		126,597,405

	Thailand—0.3%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,296,614

Shares		Value (Note 1)

	United Kingdom—20.0%
172,000	British American Tobacco PLC	$10,228,536
842,150	Daily Mail & General Trust PLC, Class A	11,980,315
516,079	Diageo PLC, Sponsored ADR	16,465,818
4,832,860	G4S PLC	21,088,241
719,528	GlaxoSmithKline PLC	19,241,544
2,362,458	HSBC Holdings PLC	23,949,752
397,590	Imperial Tobacco Group PLC	17,879,142
146,400	Pearson PLC	2,888,699
231,465	Provident Financial PLC	9,039,344
1,061,257	Standard Chartered PLC	21,666,081

		154,427,472

	United States—16.9%
1,174,255	Cisco Systems, Inc.	29,180,237
221,100	ConocoPhillips	18,954,903
247,700	Emerson Electric Company	16,437,372
313,625	Johnson & Johnson	32,811,448
50,970	Lockheed Martin Corporation	8,192,408
111,405	Philip Morris International, Inc.	9,392,556
304,900	Wells Fargo & Company	16,025,544

		130,994,468

	TOTAL COMMON STOCKS (Cost $483,239,373)	684,071,850

	REGISTERED INVESTMENT COMPANY—10.6%
82,094,856	Dreyfus Government Prime Cash Management (Cost $82,094,856)	82,094,856

Face Value

	U.S. TREASURY BILL—0.8%
$6,000,000	0.061%(a) due 12/11/14 (Cost $5,998,356)	5,998,644

TOTAL INVESTMENTS (Cost $571,332,585)	99.9%	772,165,350
OTHER ASSETS AND LIABILITIES (Net)	0.1	868,198

NET ASSETS	100.0%	$773,033,548

(a)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

June 30, 2014 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	15.8%
Banks	14.0
Energy	13.6
Insurance	9.8
Capital Goods	8.2
Media	5.5
Food	5.5
Tobacco	4.8
Technology Hardware & Equipment	3.8
Commercial Services & Supplies	2.7
Beverage	2.1
Materials	1.5
Diversified Financials	1.2

Total Common Stocks	88.5
Registered Investment Company	10.6
U.S. Treasury Bill	0.8
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

June 30, 2014 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets that are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by Tweedy, Browne Company LLC (the “Investment Adviser”) under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Funds’ shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized utilizing values at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of June 30, 2014. See each Funds’ respective Portfolio of Investments for details on portfolio holdings.

	Global Value Fund
	Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks
Switzerland	$1,228,661,585	$1,228,110,390	$—	$551,195
All Other Countries	5,531,308,995	5,531,308,995	—	—
Preferred Stocks	19,461,521	19,461,521	—	—
Registered Investment Company	1,753,235,210	1,753,235,210	—	—
U.S. Treasury Bill	124,984,250	—	124,984,250	—

Total Investments in Securities	8,657,651,561	8,532,116,116	124,984,250	551,195
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	10,482,078	—	10,482,078	—
Liability
Unrealized depreciation of forward exchange contracts	(63,477,308)	—	(63,477,308)	—

Total	$8,604,656,331	$8,532,116,116	$71,989,020	$551,195

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

	Global Value Fund II – Currency Unhedged
	Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$511,291,081	$511,291,081	$—	$—

	Value Fund
	Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$590,516,348	$590,516,348	$—	$—
Registered Investment Company	66,536,904	66,536,904	—	—
U.S. Treasury Bill	13,996,836	—	13,996,836	—

Total Investments in Securities	671,050,088	657,053,252	13,996,836	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	647,855	—	647,855	—
Liability
Unrealized depreciation of forward exchange contracts	(2,845,000)	—	(2,845,000)	—

Total	$668,852,943	$657,053,252	$11,799,691	$—

	Worldwide High Dividend Yield Value Fund
	Total Value at June 30, 2014	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Common Stocks	$684,071,850	$684,071,850	$—	$—
Registered Investment Company	82,094,856	82,094,856	—	—
U.S. Treasury Bill	5,998,644	—	5,998,644	—

Total	$772,165,350	$766,166,706	$5,998,644	$—

The following is a reconciliation of Global Value Fund’s Level 3 investment. The Level 3 security listed below was fair valued pursuant to the Funds’ fair value procedures. It is a low volume security and its market price was determined based on a review of various market quotes. Transfers in and out of Level 3 are recognized at the end of the reporting period.

Equity Securities
Balance as of March 31, 2014	$—
Transfer in	622,831
Change in unrealized appreciation (depreciation)	(71,636)

Balance as of June 30, 2014	$551,195

Transfers between Level 1 and Level 2 are recognized at the end of the reporting period. As of June 30, 2014, there were no transfers between Level 1 and Level 2.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss.

When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by Global Value Fund, as well as transactions that occurred in the securities of such issuers during the three months ended June 30, 2014:

Shares Held at 3/31/14	Name of Issuer	Value at 3/31/14	Purchase Cost	Sales Proceeds	Value at 6/30/14	Shares Held at 6/30/14
218,165	Coltene Holding AG	$13,386,023	$—	$—	$14,145,791	218,165
53,473	Phoenix Mecano AG	33,747,889	—	—	33,043,757	53,473
248,117	Siegfried Holding AG	46,907,272	—	—	45,325,839	248,117
4,795,392	SOL SpA	41,373,772	—	—	42,676,481	4,795,392
		$135,414,956	$—	$—	$135,191,868

2. Tax Information

As of June 30, 2014, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$5,729,764,267
Global Value Fund II – Currency Unhedged	$422,158,343
Value Fund	$391,980,519
Worldwide High Dividend Yield Value Fund	$571,332,585

The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation as computed on a federal income tax basis at June 30, 2014 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$2,947,519,077	$(19,631,783)	$2,927,887,294
Global Value Fund II – Currency Unhedged	91,343,544	(2,210,806)	89,132,738
Value Fund	280,194,202	(1,124,633)	279,069,569
Worldwide High Dividend Yield Value Fund	201,787,891	(955,126)	200,832,765

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	August 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	August 27, 2014

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	August 27, 2014

* Print the name and title of each signing officer under his or her signature.